Filed under Rule 497(k) Registration No. 002-83631

VALIC COMPANY I

Supplement to the Summary Prospectus dated October 1, 2014,

as supplemented to date

Small-Mid Growth Fund

In the section titled “FUND SUMMARY” under the heading Investment Adviser section, the chart is revised with respect to Goldman Sachs Asset Management, LP. The portfolio management disclosure pertaining to Mr. Craig Glassner is hereby deleted in its entirety.

Please retain this supplement for future reference.

  Date: February 19, 2015